Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares		Value
Common Stocks– 95.9%
Auto Components – 1.7%
Aptiv PLC*	5,250	$467,617
Building Products – 0.9%
Advanced Drainage Systems Inc	2,818	253,817
Containers & Packaging – 1.1%
DS Smith PLC	91,419	308,539
Diversified Financial Services – 0.5%
Linklogis Inc - Class B (144A)*	131,992	130,535
Electric Utilities – 1.8%
SSE PLC	24,552	482,894
Electrical Equipment – 4.9%
Legrand SA	6,415	473,607
Nidec Corp	5,000	308,860
Schneider Electric SE	4,880	577,288
		1,359,755
Electronic Equipment, Instruments & Components – 7.0%
IPG Photonics Corp*	3,725	350,634
Murata Manufacturing Co Ltd	7,600	414,342
Shimadzu Corp	15,600	493,322
TE Connectivity Ltd	5,799	656,157
		1,914,455
Entertainment – 2.4%
Nintendo Co Ltd	1,500	648,828
Equity Real Estate Investment Trusts (REITs) – 4.3%
Crown Castle International Corp	2,483	418,088
Equinix Inc	631	414,580
Prologis Inc	3,002	353,185
		1,185,853
Food Products – 0.5%
McCormick & Co Inc/MD	1,664	138,528
Health Care Equipment & Supplies – 0.2%
Nanosonics Ltd*	29,155	67,603
Health Care Providers & Services – 4.2%
Encompass Health Corp	9,868	553,101
Humana Inc	1,260	589,768
		1,142,869
Independent Power and Renewable Electricity Producers – 4.1%
Boralex Inc - Class A	19,040	634,371
Innergex Renewable Energy Inc	36,754	494,051
		1,128,422
Information Technology Services – 2.0%
Mastercard Inc	1,725	544,203
Insurance – 13.7%
AIA Group Ltd	57,000	617,828
Aon PLC - Class A	3,241	874,033
Intact Financial Corp	6,173	870,839
Marsh & McLennan Cos Inc	4,523	702,196
Progressive Corp/The	5,876	683,202
		3,748,098
Leisure Products – 1.4%
Shimano Inc	2,200	371,694
Life Sciences Tools & Services – 2.0%
ICON PLC*	2,600	563,420
Machinery – 7.4%
Evoqua Water Technologies Corp*	17,684	574,907
Knorr-Bremse AG	5,087	290,067
Wabtec Corp	8,952	734,780
Xylem Inc/NY	5,578	436,088
		2,035,842
Professional Services – 1.6%
Wolters Kluwer NV	4,507	437,109
Semiconductor & Semiconductor Equipment – 12.6%
ASML Holding NV	876	418,413
Lam Research Corp	1,289	549,307
Microchip Technology Inc	7,724	448,610
NVIDIA Corp	4,774	723,691
Taiwan Semiconductor Manufacturing Co Ltd	49,000	784,475
Texas Instruments Inc	3,469	533,012
		3,457,508

Shares		Value
Common Stocks– (continued)
Software – 16.7%
Adobe Inc*	1,051	$384,729
Atlassian Corp PLC - Class A*	2,117	396,726
Autodesk Inc*	4,458	766,598
Avalara Inc*	5,295	373,827
Bill.com Holdings Inc*	1,403	154,246
Cadence Design Systems Inc*	3,136	470,494
Microsoft Corp	6,707	1,722,559
Zendesk Inc*	4,188	310,205
		4,579,384
Specialty Retail – 1.1%
Home Depot Inc	1,137	311,845
Textiles, Apparel & Luxury Goods – 1.8%
adidas AG	1,508	266,655
NIKE Inc - Class B	2,325	237,615
		504,270
Thrifts & Mortgage Finance – 2.0%
Walker & Dunlop Inc	5,733	552,317
Total Common Stocks (cost $27,823,780)		26,335,405
Investment Companies– 4.2%
Money Markets – 4.2%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $1,150,849)	1,150,748	1,150,863
Total Investments (total cost $28,974,629) – 100.1%		27,486,268
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(38,443)
Net Assets – 100%		$27,447,825

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$17,434,802	63.4%
Japan	2,237,046	8.1
Canada	1,999,261	7.3
France	1,050,895	3.8
Netherlands	855,522	3.1
United Kingdom	791,433	2.9
Taiwan	784,475	2.9
Hong Kong	617,828	2.2
Ireland	563,420	2.1
Germany	556,722	2.0
Australia	464,329	1.7
China	130,535	0.5

Total	$27,486,268	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 4.2%
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	$2,396	$36	$(24)	$1,150,863

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 4.2%
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	1,726,214	9,045,001	(9,620,364)	1,150,863

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2022 is $130,535, which represents 0.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$26,335,405	$-	$-
Investment Companies	-	1,150,863	-
Total Assets	$26,335,405	$1,150,863	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70235 08-22